SunAmerica Asset

Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

201.324.6378

201.324.6364 Fax

thomas.peeney@sunamerica.com

Thomas D. Peeney

Vice President & Assistant General Counsel

VIA EDGAR

July 30, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Income Funds

    Securities Act File No. 33-6502

    Investment Company Act File No. 811-4708

Ladies and Gentlemen:

On behalf of SunAmerica Income Funds (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its registration statement on Form N-1A (the “Amendment”), as required by Rule 497(c) under the 1933 Act.

Registrant hereby certifies that:

    1. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment; and

    2. the Amendment, which is designated as Post-Effective Amendment No. 52 under the 1933 Act and as Amendment No. 49 under the Investment Company Act of 1940, as amended, was filed electronically on July 28, 2014.

Should members of the Staff have any questions or comments, they should call the undersigned at (201) 324-6378.

Very truly yours,

/s/ Thomas D. Peeney

Thomas D. Peeney